Annual Total Returns- Transamerica Bond (Retail Class) [BarChart] - Retail Class - Transamerica Bond - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.65%	12.18%	3.69%	3.74%	(0.73%)	5.71%	4.92%	(0.79%)	9.07%	6.58%